Property, Plant and Equipment, Net (Details) - Schedule of property plant and equipment, net - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total	$ 207,663	$ 145,685
Less: accumulated depreciation	(67,043)	(46,243)
Construction in progress	57,397	91,881
Property, plant and equipment, net	198,017	191,323
Machineries and equipment [Member]
Property, Plant and Equipment [Line Items]
Total	123,889	73,535
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total	39,988	37,479
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total	26,627	22,571
Fixtures and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Total	9,086	7,459
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Total	$ 8,073	$ 4,641